Non Current Liabilities - Convertible Note - Summary of Convertible Note (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	$ 5,778,984
Net change in fair value	866,848	$ 751,816	$ 607,637
Convertible note at fair value at end of reporting period	6,645,832	5,778,984
Convertible Note at Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	5,778,984	5,027,168
Net change in fair value	866,848	751,816
Convertible note at fair value at end of reporting period	$ 6,645,832	$ 5,778,984	$ 5,027,168